Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Net loss for the year		$ (12,299)	$ (16,953)	$ (10,622)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		239	169	50
Amortization of discount/premium on marketable securities		21	44	92
Loss from realization of marketable securities		143	231	50
Linked difference of marketable securities		(167)
Stock-based compensation expense		1,394	1,628	970
Changes in operating assets and liabilities:
Increase (decrease) in deferred revenue from collaboration agreement		(1,085)	1,623	0
Decrease (increase) in other accounts receivable		129	95	(214)
Increase (decrease) in trade payables		(846)	863	1,384
Increase in other accounts payable		671	81	39
Increase (decrease) in related party		(267)	90	(223)
Net cash used in operating activities		(12,067)	(12,129)	(8,474)
Cash flow from investing activities
Purchase of property and equipment		(12)	(17)	(159)
Proceeds from sale of property and equipment		0	13	0
Investment in securities, available for sale		(3,869)	(7,615)	(26,541)
Proceeds from sale of securities, available for sale		10,325	13,955	9,594
Disposal of short-term deposit		0	0	6,000
Net cash provided by (used in) investing activities		6,444	6,336	(11,106)
Cash flow from financing activities
Issuance of ordinary shares, net of issuance costs (*)	[1]	15,017	4,479	0
Proceeds from exercise of options		530	255	0
Net cash provided by financing activities		15,547	4,734	0
Increase (decrease) in cash and cash equivalents		9,924	(1,059)	(19,580)
Cash and cash equivalents at the beginning of the year		3,097	4,156	23,736
Cash and cash equivalents at the end of the year		13,021	3,097	4,156
Cash received from interest		202	382	473
Cash paid for taxes		$ 0	$ 106	$ 0

[1]	See also Note 9.A.